Loans and Leases (Aging of the Recorded Investment in Past Due Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 6,310	$ 4,239
Loans and leases not past due	500,102	371,847
Total ending loans and leases balance	506,412	376,086
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	4,499	2,436
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	728	704
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	1,083	1,099
Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	513	476
Loans and leases not past due	55,410	49,988
Total ending loans and leases balance	55,923	50,464
Commercial Loans [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	419	326
Commercial Loans [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	34	71
Commercial Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	60	79
Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	1,621	803
Loans and leases not past due	278,276	192,830
Total ending loans and leases balance	279,897	193,633
Commercial Real Estate Loans [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	636	103
Commercial Real Estate Loans [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	354	147
Commercial Real Estate Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	631	553
Agriculture Portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	145	227
Loans and leases not past due	12,318	13,026
Total ending loans and leases balance	12,463	13,253
Agriculture Portfolio [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due		227
Agriculture Portfolio [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	145
Agricultural Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	25	5
Loans and leases not past due	32,022	25,850
Total ending loans and leases balance	32,047	25,855
Agricultural Real Estate [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	25
Agricultural Real Estate [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due		5
Consumer Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	1	12
Loans and leases not past due	4,663	4,000
Total ending loans and leases balance	4,664	4,012
Consumer Loans [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	1	10
Consumer Loans [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due		2
Residential Real Estate Portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	4,005	2,716
Loans and leases not past due	117,413	86,153
Total ending loans and leases balance	121,418	88,869
Residential Real Estate Portfolio [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	3,418	1,770
Residential Real Estate Portfolio [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	195	484
Residential Real Estate Portfolio [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 392	$ 462